Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 30,903	¥ 31,241	¥ 30,889
Interest cost	5,074	5,419	5,689
Expected return on plan assets	(19,553)	(21,983)	(20,493)
Amortization of prior service credit	(11,877)	(13,001)	(12,860)
Amortization of actuarial loss	15,247	11,900	14,220
(Gain) loss on curtailments and settlements	(36)		(63)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	19,758	13,576	17,382
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,264	7,982	6,962
Interest cost	8,643	8,691	8,691
Expected return on plan assets	(11,919)	(12,601)	(10,722)
Amortization of prior service credit	(133)	(217)	(83)
Amortization of actuarial loss	4,345	5,108	5,747
(Gain) loss on curtailments and settlements	(2,197)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 5,003	¥ 8,963	¥ 10,595